SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2022
Subsequent Events
SUBSEQUENT EVENTS

32. SUBSEQUENT EVENTS

The Company executed an acquisition agreement (“Acquisition Agreement”) on July 14th, 2022 to acquire 100% ownership in the direct-to-consumer eCommerce business and distribution rights associated with AffinityDNA. The Acquisition Agreement provides for the acquisition of all AffinityDNA’s assets (including websites, brand identities, laboratory testing, distribution agreement and three employees) for a purchase price of GBP555,000. The acquisition of AffinityDNA will provide GTG with an additional and complimentary platform to further build its existing direct-to-consumer offerings and lifestyle division. The purchase price allocation has yet to be conducted as at the date of this financial statements.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)